Summary of Material Accounting Policies - Schedule of New Accounting Standards and Interpretations (Details)	12 Months Ended
Jun. 30, 2026
Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 Financial Instruments) [Member]
Schedule of New Accounting Standards and Interpretations [Line Items]
Summary	The Amendments clarify § the requirements related to the date of recognition and derecognition of financial assets and financial liabilities, with an exception for derecognition of financial liabilities settled via an electronic transfer. § the requirements for assessing contractual cash flow characteristics of financial assets. § characteristics of non-recourse loans and contractually linked instruments. The Amendments also introduce certain disclosure requirements for financial instruments.
Application date of standard	This standard is not expected to have a material impact on the Group’s financial statements and disclosures
Application date for the Group	Jan. 01, 2026
IFRS 18 Presentation and Disclosure in Financial Statements [Member]
Schedule of New Accounting Standards and Interpretations [Line Items]
Summary	This Standard sets out significant new requirements for how financial statements are presented, with particular focus on the statement of profit or loss, including requirements for mandatory sub-totals to be presented, aggregation and disaggregation of information, as well as disclosures related to management-defined performance measures.
Application date of standard	The Company is evaluating the impact of the standard on the Group’s financial statements and disclosures
Application date for the Group	Jan. 01, 2027